Leases (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 94	SFr 114	SFr 208
Variable lease costs	10	2	12
Sublease income	(18)	(18)	(36)
Total lease costs	86	98	184
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	75	30	105
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(105)	(141)	(246)
Right-of-use assets obtained in exchange of new operating lease liabilities	56	13	69
Changes to right-of-use assets due to lease modifications for operating leases	SFr (14)	(1)	SFr (15)
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	12 years 8 months 12 days		12 years 8 months 12 days
Discount rate	2.98%		2.98%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 482		SFr 482
Due between 1 and 2 years	419		419
Due between 2 and 3 years	346		346
Due between 3 and 4 years	316		316
Due between 4 and 5 years	281		281
Thereafter	1,944		1,944
Total	3,788		3,788
Future interest payable	(645)		(645)
Lease liabilities	SFr 3,143	SFr 3,468	3,143
Operating Leases, Future Minimum Payments Due [Abstract]
In one year				SFr 503
In two years				484
In three years				381
In four years				354
In five years				320
Thereafter				2,209
Future operating lease commitments				4,251
Less minimum non-cancellable sublease rentals				190
Total net future minimum lease commitments				4,061
Sale Leaseback Transaction, Lease Terms	During 2Q19, the Group entered into two sale-leaseback transactions in respect of own property, with terms of 10 and 13 years, respectively.
Bank
Income and Expenses, Lessee [Abstract]
Operating lease costs			174
Variable lease costs			11
Sublease income			(44)
Total lease costs			141
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions			105
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows			(212)
Right-of-use assets obtained in exchange of new operating lease liabilities			68
Changes to right-of-use assets due to lease modifications for operating leases			SFr (15)
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	11 years 2 months 4 days		11 years 2 months 4 days
Discount rate	3.21%		3.21%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 415		SFr 415
Due between 1 and 2 years	353		353
Due between 2 and 3 years	281		281
Due between 3 and 4 years	251		251
Due between 4 and 5 years	221		221
Thereafter	1,270		1,270
Total	2,791		2,791
Future interest payable	(480)		(480)
Lease liabilities	SFr 2,311		SFr 2,311
Operating Leases, Future Minimum Payments Due [Abstract]
In one year				435
In two years				416
In three years				314
In four years				286
In five years				256
Thereafter				1,479
Future operating lease commitments				3,186
Less minimum non-cancellable sublease rentals				436
Total net future minimum lease commitments				SFr 2,750